(Loss)/income per share (Tables)	9 Months Ended
Sep. 30, 2026
(Loss)/income per share
Schedule of basic and diluted Income/(loss) per share

The reported basic and diluted (loss)/income per share were as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$	$	$	$
Income/(loss) per share from continuing operations
Basic	0.08	0.50	0.24	0.80
Diluted	0.08	0.49	0.23	0.78

Loss per share from discontinued operations
Basic	(0.11)	(0.05)	(0.06)	(0.14)
Diluted	(0.11)	(0.05)	(0.06)	(0.14)

(Loss)/income per share
Basic	(0.02)	0.45	0.17	0.66
Diluted	(0.02)	0.44	0.17	0.64

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

The following tables set out the data used in the basic and diluted (loss)/income per share calculations:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Income from continuing operations
Income for the period	28.3	167.7	80.4	267.3
Exclude: loss for the period attributable to non-controlling interests	—	—	—	—
Income for the period attributable to owners of the Company	28.3	167.7	80.4	267.3

Loss from discontinued operations
Loss for the period	(36.5)	(20.3)	(19.0)	(56.9)
Exclude: loss/(income) for the period attributable to non-controlling interests	—	3.6	(2.5)	9.1
(Loss)/income for the period attributable to owners of the Company	(36.5)	(16.7)	(21.5)	(47.8)

(Loss)/income for the period	(8.2)	147.4	61.4	210.4
Exclude: (income)/loss for the period attributable to non-controlling interests	—	3.6	(2.5)	9.1
(Loss)/income for the period attributable to owners of the Company	(8.2)	151.0	58.9	219.5

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	'000	'000	'000	'000

Weighted average number of ordinary shares outstanding	338,341	335,521	337,444	334,886
Weighted average number of potential ordinary shares	6,056	7,258	6,489	6,325